          Payden Equity Income Fund

Schedule of Investments - January 31, 2020 (Unaudited)
Principal or Shares	Security Description	Value (000)
Stocks (95%)
Common Stock (80%)
Communication Services (4%)
577,800	AT&T Inc.	$21,737
580,300	Verizon Communications Inc.	34,493

		56,230

Consumer Discretionary (4%)
76,500	Home Depot Inc.	17,450
133,200	McDonald’s Corp.	28,501
150,100	Starbucks Corp.	12,733

		58,684

Consumer Staples (10%)
1,027,000	Conagra Brands Inc.	33,809
103,400	Costco Wholesale Corp.	31,591
554,900	General Mills Inc.	28,977
126,100	JM Smucker Co.	13,065
216,500	PepsiCo Inc.	30,747

		138,189
Energy (4%)
1,369,800	Kinder Morgan Inc.	28,588
195,100	ONEOK Inc.	14,607
231,800	Phillips 66	21,179

		64,374

Financials (14%)
103,700	Allianz SE	24,825
852,100	Bank of America Corp.	27,974
212,000	Citigroup Inc.	15,775
385,100	Citizens Financial Group Inc.	14,347
90,200	Goldman Sachs Group Inc.	21,445
264,000	JPMorgan Chase & Co.	34,943
411,500	Morgan Stanley	21,505
253,300	Truist Financial Corp.	13,063
517,500	U.S. Bancorp	27,541

		201,418
Healthcare (16%)
177,900	AbbVie Inc.	14,414
455,700	Bristol-Myers Squibb Co.	28,686
289,500	CVS Health Corp.	19,634
292,300	Eli Lilly & Co.	40,817
607,200	GlaxoSmithKline PLC	14,304
102,400	Johnson & Johnson	15,244
286,400	Medtronic PLC	33,062
436,100	Merck & Co. Inc.	37,260
773,200	Pfizer Inc.	28,794

		232,215

Industrials (7%)
32,100	Boeing Co.	10,216
482,700	Delta Air Lines Inc.	26,906
96,400	Lockheed Martin Corp.	41,271
179,200	Waste Management Inc.	21,809

		100,202
Materials (1%)
184,800	DuPont de Nemours Inc.	9,458

Technology (11%)
562,500	Cisco Systems Inc.	25,858
262,200	Intel Corp.	16,762
149,900	International Business Machines Corp.	21,532
235,500	Maxim Integrated Products Inc.	14,158

Principal or Shares	Security Description	Value (000)

216,500	Microsoft Corp.	$36,855
278,400	Paychex Inc.	23,878
163,000	QUALCOMM Inc.	13,906

		152,949

Utilities (9%)
333,200	American Electric Power Co. Inc.	34,726
303,300	Consolidated Edison Inc.	28,510
154,500	DTE Energy Co.	20,488
303,600	Duke Energy Corp.	29,641
223,700	Public Service Enterprise Group Inc.	13,243

		126,608

Total Common Stock		1,140,327

Master Limited Partnership (4%)
1,130,500	Enterprise Products Partners LP	29,133
379,100	Magellan Midstream Partners LP	23,269

Total Master Limited Partnership		52,402

Preferred Stock (2%)
123,800	Air Lease Corp., 6.15%	3,450
279,800	Allstate Corp., 5.10%	7,378
208,000	Goldman Sachs Group Inc., 5.50%	5,602
150,400	Spire Inc., 5.90%	4,080
255,500	Synchrony Financial, 5.625%	6,656
128,000	Synovus Financial Corp., 5.875%	3,441
110,900	US Bancorp, 6.50%	3,052

Total Preferred Stock		33,659

Real Estate Investment Trust (10%)
136,600	Alexandria Real Estate Equities Inc.	22,293
162,100	AvalonBay Communities Inc.	35,125
148,600	Crown Castle International Corp.	22,266
192,800	Digital Realty Trust Inc.	23,713
863,800	Healthcare Trust of America Inc., Class A	27,668
189,900	Prologis Inc.	17,638

Total Real Estate Investment Trust		148,703

Total Stocks (Cost - $1,079,051)		1,375,091

Corporate Bond (3%)
6,050,000	CenterPoint Energy Inc., (3 mo. LIBOR USD
	+ 3.270%) 6.13% (a)(b)	6,447
1,956,000	CIT Group Inc., (3 mo. LIBOR USD + 3.972%)
	5.80% (a)(b)(c)	2,005
6,000,000	Citigroup Inc., (3 mo. LIBOR USD + 3.423%)
	6.30% (a)(b)	6,518
6,100,000	Citizens Financial Group Inc., (3 mo. LIBOR
	USD + 3.003%) 6.00% (a)(b)	6,440
6,000,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 3.436%) 6.50% (a)(b)(c)	6,411
4,414,000	Huntington Bancshares Inc., (3 mo. LIBOR USD + 2.880%) 5.70% (a)(b)	4,633
6,680,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 3.380%) 5.00% (a)(b)	6,992
2,800,000	Land O’ Lakes Inc. 144A, 7.00% (a)(d)	2,581

Total Corporate Bond (Cost - $39,585)		42,027

Investment Company (1%)
8,249,648	Payden Cash Reserves Money Market Fund *
	(Cost - $8,250)	8,250

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Total Investments (Cost - $ 1,126,886) (100%)		$1,425,368
Other Assets, net of Liabilities (0%)		7,098

Net Assets (100%)		$1,432,466

* Affiliated investment
(a)	Perpetual security with no stated maturity date.
(b)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020.
(c)

All or a portion of these securities are on loan. At January 31, 2020, the total market value of the Fund’s securities on loan is $6,089 and the total market value of the collateral held by the Fund is $6,293. Amounts in 000s.

(d)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)

Assets:
USD 26,024	EUR	23,318	Citibank, N.A.	03/23/2020	$78
Liabilities:
USD 14,137	GBP	10,908	HSBC Bank USA, N.A.	03/23/2020	(288)

Net Unrealized Appreciation (Depreciation)					$(210)

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